VIA EDGAR

June 29, 2021

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Invesco Unit Trusts, Series 2154 (the “Trust”)

(File No. 811-02754)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., Depositor of the Trust, transmitted herewith is a copy of the Trust’s Registration Statement on Form S-6 (the “Registration Statement”) for filing under the Securities Act of 1933, as amended (the “Securities Act”).

The Trust is comprised of a single unit investment trust portfolio, the Inflation Hedge Portfolio 2021-3 (the “Portfolio”). Invesco Unit Trusts, Series 2067 (the “Previous Series”) (File No. 333-239259), which employs a strategy similar to that of the Portfolio was previously submitted to the U.S. Securities and Exchange Commission (the “Commission”) and declared effective on August 4, 2020. Unlike the principal investment strategy of the Previous Series, however, the principal investment strategy of the Portfolio has been revised to exclude closed-end funds from the security selection process and to permit the Portfolio to invest in exchange-traded products and individual equity securities.

Furthermore, like the Previous Series, the Portfolio will invest in shares of exchange-traded funds organized as open-end management investment companies. As such the Portfolio will be unable to comply with the immediate effectiveness provision of Rule 487(b)(1) under the Securities Act. Therefore, we are requesting limited review of the Trust’s Registration Statement only to the extent necessary to declare the Trust effective in light of the fact that it will not comply with Rule 487(b)(1). The Commission has previously declared effective registration statements submitted on behalf of the Depositor for other series that were unable to comply with Rule 487(b)(1) as a result of their investments in shares of open-end management investment companies. The most recent such filing was Invesco Unit Trusts, Series 2137, declared effective by the Commission on June 8, 2021.

In light of the foregoing, it would be greatly appreciated if the Commission could review the enclosed material with a view toward declaring the Registration Statement effective on or about August 3, 2021.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the “1940 Act”), is being submitted to the Commission, as the Portfolio is a series of the Invesco Unit Trust Series (File No. 811-02754). The Trust has not submitted, and does not expect to submit, an exemptive application or no-action request in connection with this Registration Statement. However, the Portfolio will rely on exemptive relief obtained by the Depositor from the prohibitions of Section 12(d)(1) of the 1940 Act.

Should you have any questions regarding this filing, please do not hesitate to me at (202) 373-6725.

Sincerely,

Thomas S. Harman